UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3651
                                    --------------------------------------------

                           Touchstone Strategic Trust
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100    Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                    (Zip code)


Registrant's telephone number, including area code: (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:      03/31/06
                         -----------------------------------
Date of reporting period:    12/31/05
                          ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE STRATEGIC TRUST
GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 100.4%                                   SHARES       VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 28.7%
Agilent Technologies, Inc.*........................      126,000   $  4,194,540
Akamai Technologies, Inc.*.........................      175,000      3,487,750
Analog Devices, Inc................................       90,000      3,228,300
Autodesk, Inc......................................       68,000      2,920,600
Broadcom Corp. - Class A*..........................       45,000      2,121,750
EMC Corp.*.........................................      350,000      4,767,000
Motorola, Inc......................................      147,000      3,320,730
Oracle Corp.*......................................      253,000      3,089,130
Texas Instruments, Inc.............................      150,000      4,810,500
VeriSign, Inc.*....................................       90,000      1,972,800
                                                                   ------------
                                                                     33,913,100
                                                                   ------------
HEALTH CARE -- 23.2%
Affymetrix, Inc.*..................................       62,700      2,993,925
Alcon Inc..........................................       24,200      3,136,320
Amgen, Inc.*.......................................       52,700      4,155,922
Barr Pharmaceuticals, Inc.*........................       20,000      1,245,800
Cerner Corp.* +....................................       19,000      1,727,290
Genentech, Inc.*...................................       42,500      3,931,250
Genzyme Corp.*.....................................       60,000      4,246,800
Invitrogen Corp.*..................................       50,000      3,332,000
St. Jude Medical, Inc.*............................       55,000      2,761,000
                                                                   ------------
                                                                     27,530,307
                                                                   ------------
OIL & GAS -- 12.7%
Basic Energy Services, Inc.*.......................        1,000         19,950
Burlington Resources, Inc..........................       45,000      3,879,000
Halliburton Company +..............................       65,000      4,027,400
Newfield Exploration Co.*..........................       45,000      2,253,150
Schlumberger Limited...............................       50,000      4,857,500
                                                                   ------------
                                                                     15,037,000
                                                                   ------------
BUSINESS SERVICES -- 12.6%
eBay, Inc.*........................................       65,000      2,811,250
Getty Images, Inc.*................................       33,000      2,945,910
Jacobs Engineering Group, Inc.*....................       44,500      3,020,215
Lexmark International Group, Inc. - Class A*.......       92,800      3,788,096
Yahoo!, Inc.*......................................       60,000      2,350,800
                                                                   ------------
                                                                     14,916,271
                                                                   ------------
INDUSTRIAL -- 8.5%
3M Co..............................................       30,000      2,325,000
Caterpiller, Inc...................................       50,000      2,888,500
Emerson Electric Co................................       25,000      1,867,500
General Electric Co................................       85,000      2,979,250
SunPower Corp. - Class A* +........................          500         16,995
                                                                   ------------
                                                                     10,077,245
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
GROWTH OPPORTUNITIES FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 100.4% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
RETAIL -- 5.8%
Starbucks Corp.*...................................      114,000   $  3,421,140
Walgreen Co........................................       35,000      1,549,100
Williams-Sonoma, Inc.*.............................       45,000      1,941,750
                                                                   ------------
                                                                      6,911,990
                                                                   ------------
AEROSPACE & DEFENSE -- 3.8%
United Technologies Corp...........................       55,000      3,075,050
L-3 Communications Holdings, Inc...................       20,000      1,487,000
                                                                   ------------
                                                                      4,562,050
                                                                   ------------
INSURANCE -- 2.1%
Ace Limited........................................       47,500      2,538,400
                                                                   ------------

CHEMICALS -- 2.1%
Praxair, Inc.......................................       46,700      2,473,232
                                                                   ------------

MEDIA/ENTERTAINMENT -- 0.9%
Harrah's Entertainment, Inc........................       15,000      1,069,350
                                                                   ------------

TOTAL COMMON STOCKS................................                $119,028,945
                                                                   ------------

INVESTMENT FUNDS -- 4.3%
Touchstone Institutional Money Market Fund^**......    5,061,341      5,061,341
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 104.7%
(Cost $108,327,388)................................                $124,090,286

LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.7%)....                  (5,526,825)
                                                                   ------------

NET ASSETS -- 100.0%...............................                $118,563,461
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $4,915,981.
** As of December 31, 2005, $5,061,341 represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 98.7%                                    SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 19.5%
Cisco Systems, Inc.*...............................       49,450   $    846,584
Computer Sciences Corp.*...........................       18,610        942,411
Hewlett-Packard Co.................................       30,610        876,364
Intel Corp.........................................       35,690        890,822
International Business Machines Corp. (IBM)........       10,920        897,624
Microsoft Corp.....................................       35,000        915,250
                                                                   ------------
                                                                      5,369,055
                                                                   ------------
INDUSTRIAL -- 16.8%
3M Co..............................................       12,230        947,825
Caterpiller, Inc...................................       15,120        873,482
General Electric Co................................       26,620        933,031
Honeywell International, Inc.......................       23,760        885,060
United Technologies Corp...........................       17,340        969,480
                                                                   ------------
                                                                      4,608,878
                                                                   ------------
CONSUMER STAPLES -- 15.9%
Altria Group, Inc..................................       11,790        880,949
Coca-Cola Co.......................................       20,300        818,293
Kimberly-Clark Corp................................       14,710        877,452
Procter & Gamble Co................................       15,050        871,094
Wal-Mart Stores, Inc...............................       19,940        933,191
                                                                   ------------
                                                                      4,380,979
                                                                   ------------
FINANCIAL SERVICES -- 10.2%
American Express Co................................       17,510        901,065
Bank of America Corp. +............................       20,870        963,150
Citigroup, Inc.....................................       19,276        935,464
                                                                   ------------
                                                                      2,799,679
                                                                   ------------
HEALTH CARE -- 9.8%
Cardinal Health, Inc...............................       13,740        944,625
Johnson & Johnson..................................       13,860        832,986
WellPoint, Inc.*...................................       11,520        919,181
                                                                   ------------
                                                                      2,696,792
                                                                   ------------
CONSUMER DISCRETIONARY -- 9.8%
Best Buy Co., Inc..................................       20,895        908,515
Home Depot, Inc....................................       22,860        925,372
The Walt Disney Co.................................       35,580        852,853
                                                                   ------------
                                                                      2,686,740
                                                                   ------------
FINANCIAL -- 3.8%
JP Morgan Chase & Co...............................       26,030      1,033,131
                                                                   ------------

MATERIALS -- 3.5%
Du Pont (E.I.) DE Nemours..........................       22,710        965,175
                                                                   ------------

TELECOMMUNICATION SERVICE -- 3.3%
AT&T, Inc..........................................       36,480        893,395
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
LARGE CAP CORE EQUITY FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 98.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INSURANCE -- 3.1%
Allstate Corp......................................       15,995   $    864,850
                                                                   ------------

ENERGY -- 3.0%
Exxon Mobil Corp...................................       14,430        810,533
                                                                   ------------

TOTAL COMMON STOCKS................................                $ 27,109,207
                                                                   ------------

INVESTMENT FUNDS -- 4.8%
Touchstone Institutional Money Market Fund^**......    1,328,310      1,328,310
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 103.5%
(Cost $25,410,152).................................                $ 28,437,517

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.5%)....                    (962,489)
                                                                   ------------

NET ASSETS -- 100.0%...............................                $ 27,475,028
                                                                   ------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $920,693.
** As of December 31, 2005, $939,645 represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.0%                                    SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 15.0%
Alcon, Inc.........................................      236,100   $ 30,598,559
Express Scripts, Inc.*.............................      152,765     12,801,707
Genentech, Inc.*...................................      310,175     28,691,188
Glaxosmithkline PLC - ADR..........................      291,660     14,722,997
Medco Health Solutions, Inc.*......................      430,530     24,023,574
UnitedHealth Group, Inc............................      351,840     21,863,338
                                                                   ------------
                                                                    132,701,363
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 12.8%
Adobe Systems, Inc.................................      421,276     15,570,361
Infosys Technologies Ltd. - ADR....................      111,100      8,983,546
Marvell Technology Group Ltd.*.....................      597,195     33,496,667
Oracle Corp.*......................................    1,111,055     13,565,982
SanDisk Corp.*.....................................      365,710     22,973,902
Texas Instruments, Inc.............................      573,110     18,379,638
                                                                   ------------
                                                                    112,970,096
                                                                   ------------
FINANCIAL SERVICES -- 12.5%
Chicago Mercantile Exchange Holdings, Inc. +.......       60,180     22,115,548
Franklin Resources, Inc............................      314,790     29,593,408
Lehman Brothers Holdings...........................      177,760     22,783,499
Moody's Corp.......................................      599,035     36,792,730
                                                                   ------------
                                                                    111,285,185
                                                                   ------------
OIL & GAS -- 12.1%
Burlington Resources, Inc..........................      174,985     15,083,707
Cameco Corp. +.....................................      162,025     10,270,765
Edison International...............................      620,325     27,052,373
EnCana Corp........................................      291,660     13,171,366
Praxair, Inc.......................................      310,175     16,426,868
Transocean, Inc.*..................................      162,025     11,291,522
Valero Energy Corp.................................      287,020     14,810,232
                                                                   ------------
                                                                    108,106,833
                                                                   ------------
INSURANCE -- 10.4%
Aetna, Inc.........................................      226,840     21,393,280
CIGNA Corp.........................................      180,535     20,165,760
Principal Financial Group, Inc.....................      416,635     19,760,998
Prudential Financial, Inc..........................      427,755     31,307,388
                                                                   ------------
                                                                     92,627,426
                                                                   ------------
TELECOMMUNICATIONS -- 9.0%
America Movil S.A. - ADR...........................    1,161,980     33,999,535
Corning, Inc.*.....................................      981,420     19,294,717
Motorola, Inc......................................    1,199,005     27,085,523
                                                                   ------------
                                                                     80,379,775
                                                                   ------------
COMPUTERS & INFORMATION -- 8.8%
Apple Computer, Inc.*..............................      425,890     30,617,232
Google, Inc.* +....................................       83,330     34,570,284
Lockheed Martin Corp...............................      212,945     13,549,690
                                                                   ------------
                                                                     78,737,206
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
LARGE CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
RETAILERS -- 4.0%
CVS................................................      837,910   $ 22,137,582
Whole Foods Market, Inc............................      175,940     13,615,997
                                                                   ------------
                                                                     35,753,579
                                                                   ------------
HOTELS & MOTELS -- 3.8%
Marriott International, Inc. - Class A.............      263,865     17,671,039
Starwood Hotels & Resorts Worldwide, Inc...........      254,610     16,259,395
                                                                   ------------
                                                                     33,930,434
                                                                   ------------
BUILDING PRODUCTS -- 3.1%
Cemex S.A. - ADR...................................      458,300     27,190,939
                                                                   ------------

HOUSEHOLD PRODUCTS -- 2.8%
Procter & Gamble Co................................      437,014     25,294,370
                                                                   ------------

TRANSPORTATION SERVICES -- 2.7%
Boeing Co..........................................      342,585     24,063,170
                                                                   ------------

TOTAL COMMON STOCKS................................                $863,040,376
                                                                   ------------

INVESTMENT FUNDS -- 9.4%
Touchstone Institutional Money Market Fund^**......   83,863,563     83,863,563
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 106.4%
(Cost $818,660,201)................................                $946,903,939

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.4%)....                 (56,628,568)
                                                                   ------------

NET ASSETS -- 100.0%...............................                $890,275,371
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $60,366,282.
** As of December 31, 2005, $61,586,097 represents collateral for securities loaned.
ADR - American Depository Receipt.
See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
MICRO CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.9%                                    SHARES       VALUE
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 33.0%
Actuate Corp.*.....................................       63,200   $    198,448
Art Technology Group, Inc.*........................      189,400        371,224
BTU International, Inc.*...........................      107,100      1,350,520
CalAmp Corp.*......................................       65,400        686,046
Click Commerce, Inc.* +............................       31,400        660,028
CyberSource Corp.*.................................       79,500        524,700
EFJ, Inc.*.........................................       73,800        749,070
Embarcadero Technologies, Inc.*....................       23,700        172,536
Essex Corp.*.......................................       21,100        359,755
Hurco Companies, Inc.*.............................       11,700        360,594
I.D. Systems, Inc.*................................       30,400        725,040
ILOG S.A. - ADR*...................................       30,800        532,224
InfoSonics Corp.* +................................       33,400        542,416
Intevac, Inc.*.....................................       28,200        372,240
Key Tronic Corp.*..................................       92,050        295,471
LoJack Corp.*......................................       68,100      1,643,253
Neoware Systems, Inc.* +...........................       53,000      1,234,900
Online Resources Corp.*............................      111,100      1,227,655
Orbit International Corp.*.........................       39,400        490,924
PAR Technology Corp.* +............................       49,350      1,369,956
Performance Technologies, Inc.*....................       43,800        358,722
Radiant Systems, Inc.*.............................      102,100      1,241,536
Radyne Corp.*......................................       50,700        738,699
Rimage Corp.*......................................       30,865        894,468
Smith Micro Software, Inc.* +......................       39,400        230,490
SRS Labs, Inc.*....................................       71,500        470,470
Stellent, Inc.*....................................       72,000        714,960
Stratex Networks, Inc.*............................      153,113        548,145
Synplicity, Inc.*..................................      110,000        913,000
TESSCO Technologies, Inc.*.........................       22,002        363,913
Tollgrade Communications, Inc.*....................       32,000        349,760
United Industrial Corp. +..........................       33,500      1,385,895
Video Display Corp.* +.............................       52,400        638,756
VSE Corp...........................................       33,000      1,389,168
                                                                   ------------
                                                                     24,104,982
                                                                   ------------
HEALTH CARE -- 22.7%
Air Methods Corp.*.................................       35,300        610,690
American Science & Engineering, Inc.* +............       18,700      1,166,319
Angiodynamics, Inc.*...............................       51,100      1,304,583
Anika Therapeutics, Inc.*..........................        9,900        115,731
Bentley Pharmaceuticals, Inc.* +...................       33,800        554,658
Bioanalytical Systems, Inc.*.......................       58,450        327,905
Cerus Corp.*.......................................       81,800        830,270
Clinical Data, Inc. +..............................       13,275        232,313
CNS, Inc...........................................       35,800        784,378
Dialysis Corporation of America* +.................       58,100        582,743

TOUCHSTONE STRATEGIC TRUST
MICRO CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 22.7% (CONTINUED)
Hi-Tech Pharmacal Co., Inc.*.......................       42,400   $  1,877,895
Horizon Health Corp.*..............................       40,500        916,515
IntegraMed America, Inc.*..........................       47,700        631,548
IRIS International, Inc.*..........................       78,600      1,718,196
Medical Action Industires, Inc.*...................       18,400        376,096
Mesa Laboratories, Inc.............................       24,900        356,070
Misonix, Inc.*.....................................        8,400         36,456
Natus Medical, Inc.*...............................       22,300        359,922
Palomar Medical Technologies, Inc.* +..............       25,000        876,000
Somanetics Corp.*..................................       52,000      1,664,000
U.S. Physical Therapy, Inc.*.......................       67,900      1,254,113
                                                                   ------------
                                                                     16,576,401
                                                                   ------------
CONSUMER NON-DURABLES -- 7.3%
Cuisine Solutions, Inc.* +.........................       82,200        739,800
Matrixx Initiatives, Inc.* +.......................       27,100        567,745
Parlux Fragrances, Inc.* +.........................       39,700      1,212,041
Rocky Mountain Chocolate Factory, Inc..............       55,200        898,435
Steven Madden, Ltd.................................       24,900        727,827
True Religion Apparel, Inc.* +.....................       74,500      1,147,300
                                                                   ------------
                                                                      5,293,148
                                                                   ------------
CONSUMER DURABLES -- 7.0%
Aldila, Inc........................................       48,500      1,233,355
American Oriental Bioengineering, Inc.* +..........      130,200        574,182
Cavco Industries, Inc.*............................       32,600      1,247,928
Charles & Colvard Ltd. +...........................       52,500      1,060,500
Forward Industries, Inc.* +........................        2,800         24,920
Reliv' International, Inc. +.......................       73,100        963,458
                                                                   ------------
                                                                      5,104,343
                                                                   ------------
PRODUCER MANUFACTURING -- 6.8%
Amerigon, Inc.*....................................      183,100      1,069,304
Dynamic Materials Corp. +..........................       70,000      2,101,400
Fuel-Tech N.V.*....................................       64,850        586,893
K-Tron International, Inc.*........................       10,000        371,000
Lamson & Sessions Co.*.............................       29,700        743,094
Miller Industries, Inc.*...........................        3,400         68,986
                                                                   ------------
                                                                      4,940,677
                                                                   ------------
CONSUMER SERVICES -- 5.7%
American Medical Alert Corp.*......................       85,400        529,480
Gaming Partners International Corp. +..............       35,300        395,003
McCormick & Schmick's Seafood Restaurants, Inc.* +.       36,300        820,743
Nutri/System, Inc.* +..............................       55,000      1,981,100
Youbet.com, Inc.*..................................       87,300        412,929
                                                                   ------------
                                                                      4,139,255
                                                                   ------------
COMMERCIAL/INDUSTRIAL SERVICES -- 5.0%
Barrett Business Services, Inc.*...................       24,400        609,756
Concur Technologies, Inc.*.........................       49,500        638,055
Perficient, Inc.*..................................      108,500        966,735
TheStreet.com*.....................................      201,500      1,452,815
                                                                   ------------
                                                                      3,667,361
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
MICRO CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCE -- 3.6%
American Physicians Capital, Inc.*.................       25,000   $  1,144,750
Bodisen Biotech, Inc.*.............................       35,500        497,000
Citizens, Inc.* +..................................       76,933        419,285
Marlin Business Services, Inc.*....................       23,100        551,859
                                                                   ------------
                                                                      2,612,894
                                                                   ------------
BASIC MATERIALS -- 3.2%
CFC International, Inc.*...........................        5,100         71,609
MGP Ingredients, Inc...............................       63,800        752,840
Multi-Color Corp...................................       28,100        779,775
United States Lime & Minerals, Inc.*...............       26,700        706,749
                                                                   ------------
                                                                      2,310,973
                                                                   ------------
RETAIL TRADE -- 2.3%
Gaiam, Inc. - Class A*.............................       26,100        352,611
PetMed Express, Inc.*..............................       44,600        631,982
The Sportsman's Guide, Inc.*.......................       27,700        660,645
                                                                   ------------
                                                                      1,645,238
                                                                   ------------
TRANSPORTATION -- 1.5%
Frozen Food Express Industries, Inc.*..............       64,600        712,538
Maritrans, Inc.....................................       15,500        403,310
                                                                   ------------
                                                                      1,115,848
                                                                   ------------
ENERGY -- 1.4%
GMX Resources, Inc.* +.............................       24,900        896,400
Natural Gas Services Group* +......................        6,400        108,544
                                                                   ------------
                                                                      1,004,944
                                                                   ------------
UTILITIES -- 0.4%
Lightbridge, Inc.*.................................       35,200        291,808
                                                                   ------------

TOTAL COMMON STOCKS................................                $ 72,807,872
                                                                   ------------

INVESTMENT FUNDS -- 27.6%
Touchstone Institutional Money Market Fund^**......    20,158,058    20,158,058
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 127.5%
(Cost $79,832,962).................................                $ 92,965,930

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.5%)...                 (20,052,782)
                                                                   ------------

NET ASSETS -- 100.0%...............................                $ 72,913,148
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $18,735,120.
** As of December 31, 2005, $19,334,215 represents collateral for securities loaned.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 95.7%                                    SHARES       VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS -- 8.7%
Advanced Micro Devices, Inc.*......................      212,100   $  6,490,260
Cypress Semiconductor Corp.* +.....................      593,700      8,460,225
Freescale Semiconductor, Inc. - Class B*...........      374,500      9,426,165
Intersil Corp......................................      173,800      4,324,144
Lam Research Corp.*................................      229,900      8,202,832
LSI Logic Corp.*...................................      842,200      6,737,600
Micron Technology, Inc.*...........................      937,300     12,475,463
National Semiconductor Corp........................      602,935     15,664,252
Novellus Systems, Inc.*............................      445,500     10,745,460
                                                                   ------------
                                                                     82,526,401
                                                                   ------------
OIL & GAS -- 7.8%
Amerada Hess Corp..................................      116,700     14,799,894
BJ Services Co.....................................      297,000     10,890,990
Chesapeake Energy Corp. +..........................      291,700      9,255,641
Cooper Cameron Corp.*..............................      185,000      7,659,000
ENSCO International, Inc...........................      109,100      4,838,585
Murphy Oil Corp....................................      107,600      5,809,324
Pioneer Natural Resources..........................      116,600      5,978,082
Smith International, Inc...........................      286,400     10,628,304
Weatherford International Ltd.*....................       93,200      3,373,840
                                                                   ------------
                                                                     73,233,660
                                                                   ------------
RETAILERS -- 7.4%
Dick's Sporting Goods, Inc.* +.....................      212,100      7,050,204
Estee Lauder Companies, Inc........................      215,700      7,221,636
Family Dollar Stores, Inc..........................      328,600      8,145,994
Molson Coors Brewing Co............................      111,300      7,455,987
O'Reilly Automotive, Inc.*.........................      424,200     13,578,642
OfficeMax, Inc.....................................      328,565      8,332,408
Tiffany & Co.......................................      159,800      6,118,742
Weight Watchers, Inc.*.............................       95,500      4,720,565
Williams-Sonoma, Inc.*.............................      175,000      7,551,250
                                                                   ------------
                                                                     70,175,428
                                                                   ------------
HEALTH CARE EQUIPMENT -- 6.4%
Cytyc Corp.*.......................................      259,800      7,334,154
Dade Behring Holdings, Inc.........................      307,600     12,577,764
Fisher Scientific International, Inc.*.............      206,800     12,792,648
PerkinElmer, Inc...................................      461,300     10,868,228
Thermo Electron*...................................      598,800     18,041,844
                                                                   ------------
                                                                     61,614,638
                                                                   ------------
BANKING -- 5.1%
Commerce Bancorp, Inc. +...........................      282,730      9,728,739
Investors Financial Services Corp. +...............      185,600      6,835,648
North Fork Bancorporation..........................      436,950     11,954,952
People's Bank......................................      147,810      4,590,979
Zions Bancorporation...............................      202,900     15,331,124
                                                                   ------------
                                                                     48,441,442
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
MID CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS --  95.7% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
COMPUTERS & INFORMATION -- 4.5%
Avid Technology, Inc.*.............................      217,360   $ 11,902,634
Diebold, Inc.......................................      296,810     11,278,780
Polycom, Inc.*.....................................      689,400     10,547,820
Symbol Technologies Inc............................      429,500      5,506,190
Unisys Corp.*......................................      623,400      3,634,422
                                                                   ------------
                                                                     42,869,846
                                                                   ------------
ELECTRONICS -- 4.2%
AMETEK, Inc........................................      323,500     13,761,690
Celestica, Inc.*...................................      577,325      6,096,552
Tektronix, Inc.....................................      281,970      7,954,374
Vishay Intertechnology, Inc.* +....................      913,470     12,569,347
                                                                   ------------
                                                                     40,381,963
                                                                   ------------
COMPUTER SOFTWARE & PROCESSING -- 3.9%
Alliance Data Systems Corp.*.......................      259,800      9,248,880
CheckFree Corp.*...................................      132,600      6,086,340
Lexmark International Group, Inc. - Class A*.......       87,610      3,927,556
Mercury Interactive Corp.*.........................      212,100      5,894,259
TIBCO Software, Inc.*..............................    1,688,900     12,616,083
                                                                   ------------
                                                                     37,773,118
                                                                   ------------
PHARMACEUTICALS -- 3.9%
Elan Corp. PLC - ADR* +............................    1,108,300     15,438,619
Par Pharmaceutical Cos., Inc.* +...................      175,100      5,487,634
Shire Pharmaceuticals Group PLC - ADR..............      254,500      9,872,055
Valeant Pharmaceuticals International..............      385,300      6,966,224
                                                                   ------------
                                                                     37,764,532
                                                                   ------------
INSURANCE -- 3.8%
Arthur J. Gallagher & Co. +........................      229,700      7,093,136
Assurant, Inc......................................      285,370     12,410,741
Old Republic International Corp....................      307,000      8,061,820
Willis Group Holdings Ltd..........................      243,500      8,994,890
                                                                   ------------
                                                                     36,560,587
                                                                   ------------
INDUSTRIAL -- 3.5%
IDEX Corp..........................................      206,800      8,501,548
ITT Industries, Inc................................       74,600      7,670,372
SPX Corp...........................................      144,700      6,622,919
Varian, Inc.*......................................      279,350     11,115,337
                                                                   ------------
                                                                     33,910,176
                                                                   ------------
MEDICAL SUPPLIES -- 3.3%
Beckman Coulter, Inc...............................      113,500      6,458,150
Edwards Lifesciences Corp.*........................      149,850      6,235,259
Hillenbrand Industries, Inc........................      124,200      6,136,722
Teradyne, Inc.*....................................      878,250     12,796,102
                                                                   ------------
                                                                     31,626,233
                                                                   ------------
COAL -- 3.1%
Arch Coal, Inc.....................................       90,100      7,162,950
CONSOL Energy, Inc.................................      185,600     12,097,408
Massey Energy Co. +................................      270,400     10,240,048
                                                                   ------------
                                                                     29,500,406
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
MID CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS --  95.7% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 3.0%
Dover Corp.........................................      245,190   $  9,927,743
Pentair, Inc.......................................      279,900      9,662,148
W.W. Grainger, Inc.................................      129,900      9,235,890
                                                                   ------------
                                                                     28,825,781
                                                                   ------------
BIOTECHNOLOGY -- 3.0%
Celgene Corp.* +...................................      355,300     23,023,440
Charles River Laboratories International, Inc.*....      126,060      5,341,162
                                                                   ------------
                                                                     28,364,602
                                                                   ------------
HOUSEHOLD PRODUCTS -- 2.7%
American Standard Companies, Inc...................      153,800      6,144,310
Leggett & Platt, Inc...............................      341,900      7,850,024
Stanley Works+.....................................      249,200     11,971,568
                                                                   ------------
                                                                     25,965,902
                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING -- 2.6%
Andrew Corp.*......................................      655,600      7,034,587
Dow Jones & Company, Inc. +........................      172,210      6,111,733
Entercom Communications Corp.*.....................       83,450      2,475,962
Univision Communications, Inc. - Class A* +........      174,900      5,140,311
Westwood One, Inc..................................      240,170      3,914,771
                                                                   ------------
                                                                     24,677,364
                                                                   ------------
HEALTH CARE PROVIDERS -- 2.5%
Community Health Systems, Inc.*....................      238,600      9,147,924
Coventry Health Care, Inc.*........................      177,650     10,118,944
Manor Care.........................................      122,000      4,851,940
                                                                   ------------
                                                                     24,118,808
                                                                   ------------
IT CONSULTING -- 2.2%
CACI International, Inc.*..........................      159,100      9,129,158
Satyam Computer Services Ltd. - ADR................      334,100     12,224,719
                                                                   ------------
                                                                     21,353,877
                                                                   ------------
HEALTH CARE DISTRIBUTORS -- 1.8%
Omnicare, Inc......................................      307,600     17,600,872
                                                                   ------------

APPAREL RETAILERS -- 1.8%
Federated Department Stores, Inc...................      162,837     10,800,978
Jones Apparel Group, Inc...........................      210,180      6,456,730
                                                                   ------------
                                                                     17,257,708
                                                                   ------------
EMPLOYMENT SERVICES -- 1.7%
Monster Worldwide, Inc.*...........................      403,000     16,450,460
                                                                   ------------

CHEMICALS -- 1.3%
Cytec Industries, Inc..............................      127,410      6,068,538
International Flavors & Fragrances, Inc............      187,300      6,274,550
                                                                   ------------
                                                                     12,343,088
                                                                   ------------
FINANCIAL SERVICES -- 1.1%
T. Rowe Price Group, Inc...........................      148,500     10,696,455
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
MID CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS --  95.7% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.0%
Alliant Techsystems, Inc.* +.....................      130,300   $    9,924,951
                                                                 --------------

RESTAURANTS -- 1.0%
Sonic Corp.*.....................................      323,500        9,543,250
                                                                 --------------

IT - COMMUNICATION EQUIPMENT -- 0.9%
Avaya, Inc.*.....................................      164,400        1,754,148
Scientific-Atlanta, Inc..........................      164,400        7,080,708
                                                                 --------------
                                                                      8,834,856
                                                                 --------------
AGRICULTURAL SERVICES -- 0.9%
Monsanto Co......................................      106,100        8,225,933
                                                                 --------------

ENGINEERING SERVICES -- 0.7%
EMCOR Group, Inc.*...............................      106,065        7,162,569
                                                                 --------------

HOTELS & MOTELS -- 0.7%
Gaylord Entertainment Co.*.......................      159,100        6,935,169
                                                                 --------------

WASTE DISPOSAL -- 0.7%
Republic Services, Inc...........................      169,700        6,372,235
                                                                 --------------

COMMERCIAL SERVICES -- 0.5%
Anixter International, Inc.......................      125,350        4,903,692
                                                                 --------------

TOTAL COMMON STOCKS..............................                $ 915,936,002
                                                                 --------------

INVESTMENT FUNDS -- 16.4%
Touchstone Institutional Money Market Fund^**....  156,752,845      156,752,845
                                                                 --------------

TOTAL INVESTMENT SECURITIES -- 112.1%
(Cost $936,690,454)..............................                $1,072,688,847

LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.1%).                  (116,207,630)
                                                                 --------------

NET ASSETS -- 100.0%.............................                $  956,481,217
                                                                 ==============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $112,508,054.
** As of December 31, 2005, $115,216,526 represents collateral for securities loaned.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.3%                                    SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 19.1%
Air Methods Corp.*.................................       61,100   $  1,057,030
American Science and Engineering, Inc.* +..........       19,100      1,191,267
Angiodynamics, Inc.*...............................       60,000      1,531,800
Anika Therapeutics, Inc.*..........................       23,175        270,916
Bentley Pharmaceuticals, Inc.* +...................       51,200        840,192
Bioanalytical Systems, Inc.*.......................       67,250        377,273
Centene Corp.*.....................................      298,600      7,850,193
Cerus Corp.*.......................................      137,100      1,391,565
Clinical Data, Inc. +..............................        2,000         35,000
CNS, Inc...........................................       36,500        799,715
Dialysis Corporation of America* +.................       43,700        438,311
Genitope Corp.* +..................................       52,550        417,773
Herbalife Ltd., - ADR*.............................      291,000      9,463,319
Hi-Tech Pharmacal Co., Inc.*.......................       47,600      2,108,204
Horizon Health Corp.*..............................       47,200      1,068,136
IntegraMed America, Inc.*..........................       60,700        803,668
IRIS International, Inc.* +........................       76,100      1,663,546
Medical Action Industries, Inc.*...................       24,000        490,560
Mesa Laboratories, Inc.............................       18,100        258,830
Misonix, Inc.*.....................................        4,800         20,832
Natus Medical, Inc.*...............................       77,400      1,249,236
NitroMed, Inc.* +..................................      164,400      2,293,380
Onyx Pharmaceuticals, Inc.* +......................      270,550      7,781,017
Palomar Medical Technologies, Inc.* +..............       27,800        974,112
Somanetics Corp.*..................................       60,000      1,920,000
Telik, Inc.* +.....................................      321,635      5,464,579
U.S. Physical Therapy, Inc.*.......................       70,100      1,294,747
Viasys Healthcare, Inc.*...........................      254,950      6,552,215
                                                                   ------------
                                                                     59,607,416
                                                                   ------------
ELECTRONIC TECHNOLOGY -- 15.6%
Actuate Corp.*.....................................      230,100        722,514
Art Technology Group, Inc.*........................      247,200        484,512
Bottomline Technologies, Inc.*.....................       93,300      1,028,166
BTU International, Inc.* +.........................      139,100      1,754,037
CalAmp Corp.*......................................      102,300      1,073,127
Click Commerce, Inc.* +............................       50,000      1,051,000
CyberSource Corp.*.................................      120,900        797,940
EFJ, Inc.*.........................................      130,000      1,319,500
Embarcadero Technologies, Inc.*....................      108,200        787,696
Essex Corp.*.......................................       18,500        315,425
Hurco Companies, Inc.*.............................       32,900      1,013,978
I.D. Systems, Inc.*................................       51,800      1,235,430
ILOG S.A. - ADR*...................................       57,900      1,000,512
InfoSonics Corp.* +................................       52,200        847,728
Intevac, Inc.*.....................................       36,600        483,120

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.3% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 15.6% (CONTINUED)
Key Tronics Corp.*.................................      145,150   $    465,917
Lawson Software, Inc.* +...........................      642,800      4,724,580
Lojack Corp.*......................................       69,000      1,664,970
Mobility Electronics, Inc.*........................      191,300      1,847,958
Neoware Systems, Inc.* +...........................       87,900      2,048,070
Online Resources Corp.*............................      101,800      1,124,890
Orbit International Corp.*.........................       64,700        806,162
PAR Technology Corp.*..............................       55,750      1,547,620
Performance Technologies, Inc.*....................       51,300        420,147
Rackable Systems, Inc.*............................      103,600      2,950,528
Radiant Systems, Inc.*.............................      112,400      1,366,784
Radyne Corp.*......................................       73,600      1,072,352
Rimage Corp.*......................................       53,400      1,547,532
Smith Micro Software, Inc.* +......................       50,200        293,670
SRS Labs, Inc.*....................................      121,700        800,786
Stellent, Inc.*....................................       92,700        920,511
Stratex Networks, Inc.*............................      268,100        959,798
Synplicity, Inc.*..................................      170,000      1,411,000
TESSCO Technologies, Inc.*.........................       23,800        393,652
Tollgrade Communications, Inc.*....................       60,000        655,800
United Industrial Corp. +..........................       34,100      1,410,717
Video Display Corp.* +.............................       55,000        670,450
Vignette Corp.*....................................      267,900      4,369,449
VSE Corp...........................................       32,200      1,355,491
                                                                   ------------
                                                                     48,743,519
                                                                   ------------
TECHNOLOGY -- 10.2%
Atheros Communications* +..........................      354,200      4,604,600
F5 Networks, Inc.* +...............................      138,700      7,932,253
Genesis Microchip Inc.*............................      197,600      3,574,584
Merge Technologies, Inc.* +........................      264,500      6,623,080
Openwave Systems, Inc.* +..........................      197,400      3,448,578
RealNetworks, Inc.*................................      401,450      3,115,252
WebSideStory, Inc.*................................      134,600      2,440,298
                                                                   ------------
                                                                     31,738,645
                                                                   ------------
ENERGY -- 9.1%
Energy Conversion Devices, Inc.* +.................      114,150      4,651,613
GMX Resources, Inc.* +.............................       34,700      1,249,200
InterOil Corp.* +..................................      244,800      6,560,640
Natural Gas Services Group* +......................       12,900        218,784
Newpark Resources, Inc.*...........................      465,600      3,552,528
Oil States International, Inc.*....................      112,750      3,571,920
Parker Drilling Company*...........................      708,750      7,675,762
Superior Energy Services, Inc.*....................       50,450      1,061,973
                                                                   ------------
                                                                     28,542,420
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.3% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL SERVICES -- 8.6%
Barrett Business Services, Inc.*...................       58,800   $  1,469,412
BE Aerospace, Inc.*................................      193,050      4,247,100
Concur Technologies, Inc.*.........................      261,750      3,373,958
Flowserve Corp.*...................................      141,300      5,589,827
Perficient, Inc.* +................................      122,800      1,094,148
Teledyne Technologies, Inc.*.......................      150,950      4,392,645
TheStreet.com, Inc.*...............................      288,700      2,081,527
Veeco Instruments, Inc.* +.........................      263,350      4,563,856
                                                                   ------------
                                                                     26,812,473
                                                                   ------------
COMMUNICATIONS -- 6.4%
Arris Group, Inc.*.................................      557,850      5,282,840
IXIA*..............................................      242,350      3,581,933
NII Holdings, Inc. - Class B*......................      108,300      4,730,544
SBA Communications Corp. - Class A*................      364,200      6,519,180
                                                                   ------------
                                                                     20,114,497
                                                                   ------------
CONSUMER NON-DURABLES -- 3.6%
Cuisine Solutions, Inc.* +.........................       96,100        864,900
Matrixx Initiatives, Inc.* +.......................       56,500      1,183,675
Parlux Fragrances, Inc.* +.........................       40,400      1,233,412
Rocky Mountain Chocolate Factory, Inc..............       55,900        909,828
Steven Madden, Ltd.................................       32,000        935,360
True Religion Apparel, Inc.* +.....................       75,100      1,156,540
USANA Health Sciences, Inc.* +.....................      131,300      5,036,668
                                                                   ------------
                                                                     11,320,383
                                                                   ------------
FINANCIAL SERVICES -- 3.6%
Friedman, Billings, Ramsey Group, Inc. +...........      704,850      6,978,015
Investment Technology Group, Inc.*.................      118,400      4,196,096
                                                                   ------------
                                                                     11,174,111
                                                                   ------------
CONSUMER SERVICES -- 3.6%
American Medical Alert Corp.*......................      107,600        667,120
Gaming Partners International Corp. +..............       44,800        501,308
McCormick & Schmick's Seafood Restaurants, Inc.* +.       47,000      1,062,670
Nutri/Systems, Inc.* +.............................       70,000      2,521,400
Revlon, Inc.* +....................................    1,931,442      5,987,470
Youbet.com, Inc.*..................................       90,800        429,484
                                                                   ------------
                                                                     11,169,452
                                                                   ------------
INSURANCE -- 3.6%
IPC Holdings Ltd...................................       87,450      2,394,381
Platinum Underwriters Holdings Ltd.................      280,500      8,715,135
                                                                   ------------
                                                                     11,109,516
                                                                   ------------
BASIC MATERIALS -- 3.4%
CFC International, Inc.*...........................        8,000        112,328
Hexcel Corp.*......................................      438,300      7,911,315
MGP Ingredients, Inc...............................       82,700        975,860
Multi-Color Corp...................................       37,400      1,037,850
United States Lime & Minerals, Inc.*...............       27,500        727,925
                                                                   ------------
                                                                     10,765,278
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.3% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCE -- 2.7%
Accredited Home Lenders Holding Co.* +.............       97,400   $  4,829,092
American Physicians Capital, Inc.*.................       31,200      1,428,648
Bodisen Biotech, Inc.*.............................       58,900        824,600
Citizens, Inc.* +..................................       92,876        506,174
Marlin Business Services, Inc.*....................       30,100        719,089
                                                                   ------------
                                                                      8,307,603
                                                                   ------------
TRANSPORTATION -- 2.1%
AirTran Holdings, Inc.*............................      328,050      5,258,642
Frozen Food Express Industries, Inc.*..............       54,300        598,929
Maritrans, Inc.....................................       24,000        624,480
                                                                   ------------
                                                                      6,482,051
                                                                   ------------
PRODUCER MANUFACTURING -- 1.9%
Amerigon, Inc.* +..................................      255,800      1,493,872
Dynamic Materials Corp. +..........................       70,000      2,101,400
Fuel-Tech N.V.*....................................       81,100        733,955
K-Tron International, Inc.*........................       15,600        578,760
Lamson & Sessions Co.*.............................       38,600        965,772
Miller Industries, Inc.*...........................       10,000        202,900
                                                                   ------------
                                                                      6,076,659
                                                                   ------------
CONSUMER DURABLES -- 1.9%
Aldila, Inc........................................       59,000      1,500,370
American Oriental Bioengineering, Inc.* +..........      134,700        594,027
Cavco Industries, Inc.*............................       37,700      1,443,156
Charles & Colvard Ltd. +...........................       57,749      1,166,530
Forward Industries, Inc.* +........................        3,300         29,370
Reliv' International, Inc. +.......................       98,000      1,291,640
                                                                   ------------
                                                                      6,025,093
                                                                   ------------
AEROSPACE & DEFENSE -- 0.9%
AAR CORP.*.........................................      123,650      2,961,418
                                                                   ------------

RETAIL TRADE -- 0.8%
Gaiam, Inc. - Class A*.............................       34,200        462,042
PetMed Express, Inc.*..............................       80,700      1,143,519
The Sportsman's Guide, Inc.*.......................       33,700        803,745
                                                                   ------------
                                                                      2,409,306
                                                                   ------------
UTILITIES -- 0.2%
Lightbridge, Inc.*.................................       93,400        774,286
                                                                   ------------

TOTAL COMMON STOCKS................................                $304,134,126
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
SMALL CAP GROWTH FUND
(CONTINUED)
================================================================================
                                                                       MARKET
INVESTMENT FUNDS -- 29.5%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Touchstone Institutional Money Market Fund^**......    92,029,063  $ 92,029,063
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 126.8%
(Cost $363,497,353)................................                $396,163,189

LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.8%)....                (83,693,148)
                                                                   ------------

NET ASSETS -- 100.0%................................               $312,470,041
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $78,165,296.
** As of December 31, 2005, $80,649,402 represents collateral for securities loaned.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
VALUE PLUS FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 98.0%                                    SHARES       VALUE
--------------------------------------------------------------------------------
BANKING -- 13.5%
Bank of America+...................................       70,469   $  3,252,144
Citigroup..........................................       70,595      3,425,975
JP Morgan Chase....................................       55,038      2,184,458
U.S. Bancorp.......................................       37,210      1,112,207
                                                                   ------------
                                                                      9,974,784
                                                                   ------------
OIL & GAS -- 11.6%
Baker Hughes, Inc..................................       17,550      1,066,689
BJ Services Co.....................................       13,332        488,884
ChevronTexaco......................................       23,208      1,317,518
ConocoPhillips.....................................       38,399      2,234,054
Exxon Mobil........................................       61,056      3,429,515
                                                                   ------------
                                                                      8,536,660
                                                                   ------------
PHARMACEUTICALS -- 8.3%
Cardinal Health, Inc...............................       16,168      1,111,550
Novartis AG........................................       23,112      1,212,918
Pfizer.............................................      139,104      3,243,905
Watson Pharmaceuticals, Inc.*......................       15,719        511,025
                                                                   ------------
                                                                      6,079,398
                                                                   ------------
FINANCIAL SERVICES -- 7.3%
Freddie Mac........................................       30,752      2,009,643
Lehman Brothers Holdings...........................       12,570      1,611,097
Merrill Lynch & Co., Inc...........................       25,834      1,749,737
                                                                   ------------
                                                                      5,370,477
                                                                   ------------
BEVERAGE, FOOD & TOBACCO -- 6.7%
Anheuser Busch.....................................       26,950      1,157,772
Diageo PLC - ADR...................................       20,691      1,206,285
McDonald's.........................................       24,192        815,754
Outback Steakhouse, Inc............................       41,917      1,744,167
                                                                   ------------
                                                                      4,923,978
                                                                   ------------
INSURANCE -- 6.1%
American International Group, Inc..................       24,738      1,687,874
Genworth Financial, Inc............................       45,024      1,556,930
Lincoln National Corp..............................       23,512      1,246,841
                                                                   ------------
                                                                      4,491,645
                                                                   ------------
COMPUTERS & INFORMATION -- 6.0%
Computer Sciences Corp.*...........................       10,300        521,592
First Data Corp....................................       18,686        803,685
Hewlett-Packard....................................       56,696      1,623,207
International Business Machines....................       18,277      1,502,369
                                                                   ------------
                                                                      4,450,853
                                                                   ------------
ELECTRIC UTILITIES -- 5.3%
Cinergy Corp.......................................       30,742      1,305,305
Dominion Resources.................................       15,241      1,176,605
Public Service Enterprise Group, Inc...............       22,345      1,451,755
                                                                   ------------
                                                                      3,933,665
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
VALUE PLUS FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 98.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING -- 5.2%
CCE Spinco, Inc....................................        4,540   $     59,471
Clear Channel Communications, Inc..................       36,318      1,142,201
Comcast Corp. - Special Class A*...................       49,512      1,271,963
Time Warner, Inc...................................       45,329        790,538
Viacom, Inc. - Class B.............................       16,357        533,238
                                                                   ------------
                                                                      3,797,411
                                                                   ------------
TELEPHONE SYSTEMS -- 4.7%
Alltell............................................       12,246        772,723
AT&T, Inc..........................................       54,867      1,343,693
Verizon Communications.............................       43,510      1,310,521
                                                                   ------------
                                                                      3,426,937
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 4.3%
General Electric...................................       58,395      2,046,745
Tyco International.................................       37,637      1,086,204
                                                                   ------------
                                                                      3,132,949
                                                                   ------------
RETAILERS -- 3.3%
CVS................................................       49,181      1,299,362
Home Depot.........................................       27,398      1,109,071
                                                                   ------------
                                                                      2,408,433
                                                                   ------------
ELECTRONICS -- 3.2%
Analog Devices.....................................       16,590        595,083
Flextronics International Ltd.*....................       88,923        928,357
Intel..............................................       33,097        826,101
                                                                   ------------
                                                                      2,349,541
                                                                   ------------
HEALTH CARE -- 2.3%
Amgen, Inc.*.......................................       10,604        836,231
WellPoint, Inc.*...................................       10,854        866,041
                                                                   ------------
                                                                      1,702,272
                                                                   ------------
HEAVY MACHINERY -- 2.3%
Caterpiller........................................       29,417      1,699,420
                                                                   ------------

MEDICAL SUPPLIES -- 1.5%
Boston Scientific Corp.*...........................       45,788      1,121,348
                                                                   ------------

BUILDING PRODUCTS -- 1.4%
Masco..............................................       34,438      1,039,683
                                                                   ------------

PAPER AND RELATED PRODUCTS -- 1.4%
Sealed Air Corp.*..................................       18,315      1,028,754
                                                                   ------------

FARM MACHINERY AND EQUIPMENT -- 1.2%
Deere & Co.........................................       13,366        910,358
                                                                   ------------

CHEMICALS -- 1.2%
Du Pont (E.I.) DE Nemours..........................       21,028        893,690
                                                                   ------------

TOUCHSTONE STRATEGIC TRUST
VALUE PLUS FUND
(CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 98.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.2%
Kimberly-Clark.....................................       14,961   $    892,424
                                                                   ------------

TOTAL COMMON STOCKS................................                $ 72,164,680
                                                                   ------------

INVESTMENT FUNDS -- 6.5%
Touchstone Institutional Money Market Fund^**......    4,779,531      4,779,531
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 104.5%
(Cost $67,567,436).................................                $ 76,944,211

LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.5%).....                 (3,309,108)
                                                                   ------------

NET ASSETS -- 100.0%................................               $ 73,635,103
                                                                   ============

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $3,130,539.
** As of December 31, 2005, $3,194,981 represents collateral for securities loaned.
ADR - American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

PORTFOLIO SECURITIES LOANED

As of December 31, 2005, the Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Micro Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Value Plus Fund loaned common stocks having a fair value of approximately $4,915,981, $920,693, $60,366,282, $18,735,120, $112,508,054,
$78,165,296 and $3,130,539 and received collateral of $5,061,341, $939,645,
$61,586,097, $19,334,215, $115,216,526, $80,649,402 and $3,194,981 for the
loans, respectively. All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividend on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at al times, be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

TOUCHSTONE STRATEGIC TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

FEDERAL TAX INFORMATION

As of December 31, 2005, the Funds had the following federal tax cost resulting in unrealized appreciation as follows:

--------------------------------------------------------------------------------------------------
                                                      GROSS           GROSS              NET
                                    FEDERAL        UNREALIZED      UNREALIZED         UNREALIZED
                                   TAX COST       APPRECIATION    DEPRECIATION       APPRECIATION

--------------------------------------------------------------------------------------------------
Growth Opportunities Fund ..     $108,327,388     $ 24,296,713     $ (8,533,815)     $ 15,762,898
Large Cap Core Equity Fund .     $ 25,493,954     $  3,586,911     $   (643,348)     $  2,943,563
Large Cap Growth Fund ......     $818,722,352     $136,782,511     $ (8,600,924)     $128,181,587
Micro Cap Growth Fund ......     $ 79,857,339     $ 15,462,975     $ (2,354,384)     $ 13,108,591
Mid Cap Growth Fund ........     $938,530,461     $167,277,189     $(33,118,803)     $134,158,386
Small Cap Growth Fund ......     $363,679,807     $ 42,901,902     $(10,418,520)     $ 32,483,382
Value Plus Fund ............     $ 69,017,470     $ 11,519,187     $ (3,592,446)     $  7,926,741
--------------------------------------------------------------------------------------------------

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Strategic Trust


By:    /s/ Jill T. McGruder
       ---------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 27, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Weidenheft
       ---------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date: February 27, 2006